Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,479,741.01
Previously Paid Amount	0.00
Total Fee Amount	480.55
Total Offset Amount	0.00
Net Fee	$ 480.55
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A